Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Gateway Trust
Entity Central Index Key	0001406305
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000146363
Shareholder Report [Line Items]
Fund Name	Gateway Equity Call Premium Fund
Class Name	Class A
Trading Symbol	GCPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gateway Equity Call Premium Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.93%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%
AssetsNet	$ 322,957,284
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 685,527
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$322,957,284
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	263
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$685,527

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	44.1%
Oil, Gas & Consumable Fuels	3.3%
Banks	3.4%
Pharmaceuticals	3.7%
Broadline Retail	4.0%
Financial Services	4.4%
Technology Hardware, Storage & Peripherals	6.9%
Interactive Media & Services	7.0%
Software	11.0%
Semiconductors & Semiconductor Equipment	12.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Largest Holdings [Text Block]

Top Ten Holdings

Microsoft Corp.	7.3%
Apple, Inc.	6.8%
NVIDIA Corp.	6.7%
Amazon.com, Inc.	4.0%
Alphabet, Inc., Class C	2.8%
Meta Platforms, Inc., Class A	2.5%
Berkshire Hathaway, Inc., Class B	2.2%
Eli Lilly & Co.	1.7%
Broadcom, Inc.	1.7%
Alphabet, Inc., Class A	1.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000146364
Shareholder Report [Line Items]
Fund Name	Gateway Equity Call Premium Fund
Class Name	Class C
Trading Symbol	GCPCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gateway Equity Call Premium Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.68%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.68%
AssetsNet	$ 322,957,284
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 685,527
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$322,957,284
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	263
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$685,527

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	44.1%
Oil, Gas & Consumable Fuels	3.3%
Banks	3.4%
Pharmaceuticals	3.7%
Broadline Retail	4.0%
Financial Services	4.4%
Technology Hardware, Storage & Peripherals	6.9%
Interactive Media & Services	7.0%
Software	11.0%
Semiconductors & Semiconductor Equipment	12.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Largest Holdings [Text Block]

Top Ten Holdings

Microsoft Corp.	7.3%
Apple, Inc.	6.8%
NVIDIA Corp.	6.7%
Amazon.com, Inc.	4.0%
Alphabet, Inc., Class C	2.8%
Meta Platforms, Inc., Class A	2.5%
Berkshire Hathaway, Inc., Class B	2.2%
Eli Lilly & Co.	1.7%
Broadcom, Inc.	1.7%
Alphabet, Inc., Class A	1.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000190731
Shareholder Report [Line Items]
Fund Name	Gateway Equity Call Premium Fund
Class Name	Class N
Trading Symbol	GCPNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gateway Equity Call Premium Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$33	0.63%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%
AssetsNet	$ 322,957,284
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 685,527
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$322,957,284
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	263
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$685,527

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	44.1%
Oil, Gas & Consumable Fuels	3.3%
Banks	3.4%
Pharmaceuticals	3.7%
Broadline Retail	4.0%
Financial Services	4.4%
Technology Hardware, Storage & Peripherals	6.9%
Interactive Media & Services	7.0%
Software	11.0%
Semiconductors & Semiconductor Equipment	12.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Largest Holdings [Text Block]

Top Ten Holdings

Microsoft Corp.	7.3%
Apple, Inc.	6.8%
NVIDIA Corp.	6.7%
Amazon.com, Inc.	4.0%
Alphabet, Inc., Class C	2.8%
Meta Platforms, Inc., Class A	2.5%
Berkshire Hathaway, Inc., Class B	2.2%
Eli Lilly & Co.	1.7%
Broadcom, Inc.	1.7%
Alphabet, Inc., Class A	1.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000146365
Shareholder Report [Line Items]
Fund Name	Gateway Equity Call Premium Fund
Class Name	Class Y
Trading Symbol	GCPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gateway Equity Call Premium Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
AssetsNet	$ 322,957,284
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 685,527
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$322,957,284
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	263
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$685,527

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	44.1%
Oil, Gas & Consumable Fuels	3.3%
Banks	3.4%
Pharmaceuticals	3.7%
Broadline Retail	4.0%
Financial Services	4.4%
Technology Hardware, Storage & Peripherals	6.9%
Interactive Media & Services	7.0%
Software	11.0%
Semiconductors & Semiconductor Equipment	12.2%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Largest Holdings [Text Block]

Top Ten Holdings

Microsoft Corp.	7.3%
Apple, Inc.	6.8%
NVIDIA Corp.	6.7%
Amazon.com, Inc.	4.0%
Alphabet, Inc., Class C	2.8%
Meta Platforms, Inc., Class A	2.5%
Berkshire Hathaway, Inc., Class B	2.2%
Eli Lilly & Co.	1.7%
Broadcom, Inc.	1.7%
Alphabet, Inc., Class A	1.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000052969
Shareholder Report [Line Items]
Fund Name	Gateway Fund
Class Name	Class A
Trading Symbol	GATEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gateway Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.94%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%
AssetsNet	$ 6,500,417,542
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 18,089,368
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,500,417,542
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	210
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$18,089,368

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	43.8%
Banks	3.5%
Oil, Gas & Consumable Fuels	3.5%
Pharmaceuticals	3.9%
Broadline Retail	4.1%
Financial Services	4.5%
Technology Hardware, Storage & Peripherals	7.0%
Interactive Media & Services	7.0%
Software	10.6%
Semiconductors & Semiconductor Equipment	12.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Largest Holdings [Text Block]

Top Ten Holdings

Microsoft Corp.	7.6%
Apple, Inc.	6.9%
NVIDIA Corp.	6.8%
Amazon.com, Inc.	4.1%
Alphabet, Inc., Class C	3.6%
Meta Platforms, Inc., Class A	2.6%
Berkshire Hathaway, Inc., Class B	2.1%
Eli Lilly & Co.	1.8%
Broadcom, Inc.	1.8%
JPMorgan Chase & Co.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000052970
Shareholder Report [Line Items]
Fund Name	Gateway Fund
Class Name	Class C
Trading Symbol	GTECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gateway Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$88	1.70%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.70%
AssetsNet	$ 6,500,417,542
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 18,089,368
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,500,417,542
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	210
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$18,089,368

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	43.8%
Banks	3.5%
Oil, Gas & Consumable Fuels	3.5%
Pharmaceuticals	3.9%
Broadline Retail	4.1%
Financial Services	4.5%
Technology Hardware, Storage & Peripherals	7.0%
Interactive Media & Services	7.0%
Software	10.6%
Semiconductors & Semiconductor Equipment	12.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Largest Holdings [Text Block]

Top Ten Holdings

Microsoft Corp.	7.6%
Apple, Inc.	6.9%
NVIDIA Corp.	6.8%
Amazon.com, Inc.	4.1%
Alphabet, Inc., Class C	3.6%
Meta Platforms, Inc., Class A	2.6%
Berkshire Hathaway, Inc., Class B	2.1%
Eli Lilly & Co.	1.8%
Broadcom, Inc.	1.8%
JPMorgan Chase & Co.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000190730
Shareholder Report [Line Items]
Fund Name	Gateway Fund
Class Name	Class N
Trading Symbol	GTENX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gateway Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
AssetsNet	$ 6,500,417,542
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 18,089,368
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,500,417,542
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	210
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$18,089,368

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	43.8%
Banks	3.5%
Oil, Gas & Consumable Fuels	3.5%
Pharmaceuticals	3.9%
Broadline Retail	4.1%
Financial Services	4.5%
Technology Hardware, Storage & Peripherals	7.0%
Interactive Media & Services	7.0%
Software	10.6%
Semiconductors & Semiconductor Equipment	12.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Largest Holdings [Text Block]

Top Ten Holdings

Microsoft Corp.	7.6%
Apple, Inc.	6.9%
NVIDIA Corp.	6.8%
Amazon.com, Inc.	4.1%
Alphabet, Inc., Class C	3.6%
Meta Platforms, Inc., Class A	2.6%
Berkshire Hathaway, Inc., Class B	2.1%
Eli Lilly & Co.	1.8%
Broadcom, Inc.	1.8%
JPMorgan Chase & Co.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments
C000052971
Shareholder Report [Line Items]
Fund Name	Gateway Fund
Class Name	Class Y
Trading Symbol	GTEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Gateway Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-annual Shareholder Report
Additional Information [Text Block]	You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments.You can also request the information by contacting us at 800-225-5478 or by contacting your financial intermediary directly.
Additional Information Phone Number	800-225-5478
Additional Information Website	im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 6,500,417,542
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 18,089,368
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,500,417,542
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	210
Portfolio Turnover Rate	4%
Total Advisory Fees Paid	$18,089,368

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	43.8%
Banks	3.5%
Oil, Gas & Consumable Fuels	3.5%
Pharmaceuticals	3.9%
Broadline Retail	4.1%
Financial Services	4.5%
Technology Hardware, Storage & Peripherals	7.0%
Interactive Media & Services	7.0%
Software	10.6%
Semiconductors & Semiconductor Equipment	12.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including open written options)

Largest Holdings [Text Block]

Top Ten Holdings

Microsoft Corp.	7.6%
Apple, Inc.	6.9%
NVIDIA Corp.	6.8%
Amazon.com, Inc.	4.1%
Alphabet, Inc., Class C	3.6%
Meta Platforms, Inc., Class A	2.6%
Berkshire Hathaway, Inc., Class B	2.1%
Eli Lilly & Co.	1.8%
Broadcom, Inc.	1.8%
JPMorgan Chase & Co.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.
Updated Prospectus Phone Number	800-225-5478
Updated Prospectus Email Address	secretaryofthefunds@natixis.com
Updated Prospectus Web Address	im.natixis.com/funddocuments